Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement

22. Fair Value Measurement

Assets and liabilities measured at fair value on a nonrecurring basis

As of December 31, 2023 and 2024, the Company had no financial assets or financial liabilities that are measured at fair value on non-recurring basis. The Company measured its non-financial assets, such as its property, equipment and leasehold improvements, intangible assets, goodwill on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Company measured wealth management products, the Corporate borrowings from Fanhua Group and warrant at fair value on a recurring basis. As the Company’s Corporate borrowings from Fanhua Group and warrant are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of the Corporate borrowings from Fanhua Group and warrant. This instrument is categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2022, 2023 and 2024.

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2023 and 2024:

	As of December 31, 2023
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments – wealth management products	-	-	-	-

Liabilities:
Warrant	5,419	-	850	6,269
Corporate borrowings from Fanhua Group	-	-	55,251	55,251

	As of December 31, 2024
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments – wealth management products	-	3,000	-	3,000

Liabilities:
Warrant	3,032	-	-	3,032
Corporate borrowings from Fanhua Group	-	-	45,811	45,811

Short-term investments – wealth management products

The Group values its financial products investments held in certain bank using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Warrant

The fair value of the warrants converted from Prime Impact are measured based on the listed market price of such warrant, a Level 1 measurement. The fair value of the warrants converted from CCT are measured based on Black-Scholes Model, a Level 3 measurement. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black-Scholes Model for the valuation of the fair value of warrants are: expiry date of warrant, fair market value per share as of valuation date, exercise price, risk free rate of interest, dividend yield as well as volatility.

Corporate borrowings from Fanhua Group

The Group classified the Corporate borrowings from Fanhua Group as current liability and measured at fair value. The Group classifies the valuation techniques that use fair value of the principle as Level 3 of fair value measurements. Generally, there are no quoted prices in active markets and other inputs that are directly or indirectly observable in the marketplace for the Corporate borrowings from Fanhua Group during the period at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method as unobservable inputs other than quoted prices in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.